Income Taxes - Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax (losses)/gains
Re-measurements of post-employment benefits	$ (39)	$ 54	$ (37)
Cash flow and net investment hedges	(95)	(258)	930
Income tax (losses)/gains	$ (134)	$ (204)	$ 893